Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2023
Intangible Assets
Schedule of Intangible Assets
Cost	MM-001 Patents and IPR&D $	MM-003 IPR&D $	BiPhasix License $	Thrudermic Non-Patented Technology $	Solmic Patents $	Total $

Balance, January 31, 2020	–	–	319,174	830,000	–	1,149,174
Addition	–	–	–	–	86,462	86,462
Acquisition (Note 6(b))	9,159,000	2,203,000	–	–	–	11,362,000
Impairment (Notes 8(b), 8(d), 8(f) and 8(g))	(9,159,000)	(2,203,000)	(319,174)	(830,000)	(86,462)	(12,597,636)

Balance, January 31, 2023, 2022 and 2021	–	–	–	–	–	–

Accumulated Amortization and Impairment Losses

Balance, January 31, 2020	–	–	190,792	157,325	–	348,117
Amortization	–	–	59,681	62,079	10,851	132,611
Impairment (Notes 8(b), 8(d), 8(f) and 8(g))	–	–	(250,473)	(219,404)	(10,851)	(480,728)

Balance, January 31, 2023, 2022 and 2021	–	–	–	–	–	–

Net book value, January 31, 2023, 2022 and 2021	–	–	–	–	–	–